Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	₩ 7,576,809	₩ 9,324,730
Borrowings(including debentures)	8,205,838	8,216,212
Lease liabilities	1,143,640	1,211,352
Other non-derivative financial liabilities	131,816	196,475
Financial guarantee contracts	22,422	19,422
Total	17,122,317	19,064,221
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	6,587,796	8,149,445
Borrowings(including debentures)	1,573,944	1,304,936
Lease liabilities	336,024	397,609
Other non-derivative financial liabilities	574	1,749
Financial guarantee contracts	22,422	19,422
Total	8,520,760	9,873,161
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	730,758	805,241
Borrowings(including debentures)	4,373,534	4,417,639
Lease liabilities	658,501	688,518
Other non-derivative financial liabilities	131,242	175,764
Financial guarantee contracts
Total	5,894,035	6,087,162
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Trade and other payables	258,255	370,044
Borrowings(including debentures)	2,258,360	2,493,637
Lease liabilities	190,907	221,255
Other non-derivative financial liabilities		18,962
Financial guarantee contracts
Total	₩ 2,707,522	₩ 3,103,898